INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2024
INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT
INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT

26.INFORMATION DISCLOSURE ABOUT CAPITAL MANAGEMENT

The Company monitors capital based on the carrying amount of equity, borrowings, leases and convertible notes which totals $172,621 as at December 31, 2024 ($111,899 in 2023).

The objective of the Company’s capital management is to preserve its ability to continue its operations and its program of acquisition, exploration, evaluation and development of mineral properties and the Battery Material Plant project. It manages its capital structure and adjusts based on economic conditions and risk characteristics of underlying assets. The Company is not subject to externally imposed capital requirements.

The properties in which the Company currently has an interest are in the development stage; as such, the Company is dependent on external financing to fund its activities. To carry out the planned development and pay for administrative costs, the Company will spend its existing working capital and raise additional financing as needed.